Operating lease agreements (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
2019	$ 143,476
2020	128,253
2021	111,188
2022	93,447
2023	80,036
Thereafter	419,465
Total minimum payment	975,865
Restaurant
Property, Plant and Equipment [Line Items]
2019	137,049
2020	122,163
2021	106,503
2022	91,112
2023	77,830
Thereafter	409,694
Total minimum payment	944,351
Other
Property, Plant and Equipment [Line Items]
2019	6,427
2020	6,090
2021	4,685
2022	2,335
2023	2,206
Thereafter	9,771
Total minimum payment	$ 31,514